                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001


Check here if Amendment                [  ]  Amendment Number:
This Amendment (Check only one):       [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     David A. Charnes
Address:  CSX Capital Management, Inc.
          901 East Cary Street, Suite 1600
          Richmond, VA  23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Charnes
Title:    Vice President
Phone:    (804) 782-6738

Signature, Place, and Date of Signing

   /s/ David A. Charnes          Richmond, VA            May 1, 2001
  ----------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:              $133,949,025


List of Other Included Managers:   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
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                           Form 13F INFORMATION TABLE


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    Name of Issuer            Title of   CUSIP        Value     Shares or  Share/  PUT/    Invest.    Other  Voting Authority Shares
                               Class                             Prin Amt   PRN    CALL   Discretion  Mgrs.  -----------------------
                                                                                                               Sole    Shared   None

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
GENUINE PT CO                 Common    372460-10    4,275,150   165,000                     Sole             165,000
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CHUBB CORP                    Common    171232-10    3,984,200    55,000                     Sole              55,000
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CATERPILLER INC COM           Common    149123-10    3,550,400    80,000                     Sole              80,000
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ANDREW CORP COM               Common    034425-10      359,375    25,000                     Sole              25,000
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACH CORP COM   Common    459200-10    1,923,600    20,000                     Sole              20,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP COM      Common    806605-10    3,653,000   100,000                     Sole             100,000
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY-CLARK CORP           Common    494368-10    4,408,950    65,000                     Sole              65,000
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC COM          Common    724479-10    3,822,500   110,000                     Sole             110,000
------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP COM            Common    079860-10    3,682,800    90,000                     Sole              90,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK & COMPANY               Common    589331-10    3,225,750    42,500                     Sole              42,500
------------------------------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC            Common    349631-10    4,300,000   125,000                     Sole             125,000
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP COM          Common    30231G-10    3,645,000    45,000                     Sole              45,000
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HEWLETT-PACKARD CO            Common    428236-10    3,127,000   100,000                     Sole             100,000
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DOW JONES & CO INC COM        Common    260561-10    3,141,000    60,000                     Sole              60,000
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CHEVRON CORP COM              Common    166751-10    3,951,000    45,000                     Sole              45,000
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TEXACO INC                    Common    881694-10    3,984,000    60,000                     Sole              60,000
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO COM             Common    460146-10    2,886,400    80,000                     Sole              80,000
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA INC COM               Common    205887-10    2,736,000   150,000                     Sole             150,000
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WACHOVIA CORP                 Common   929771-10     3,615,000    60,000                     Sole              60,000
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WEYERHAEUSER CO               Common    962166-10    3,301,350    65,000                     Sole              65,000
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GATX CORP                     Common    361448-10    3,184,500    75,000                     Sole              75,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRA DATA SYS CORP COM     Common    285661-10    2,793,000    50,000                     Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                    Common    244199-10    3,088,900    85,000                     Sole              85,000
------------------------------------------------------------------------------------------------------------------------------------
MINN MNG & MFG CO. COM        Common    604059-10    3,376,750    32,500                     Sole              32,500
------------------------------------------------------------------------------------------------------------------------------------
EATON CORP                    Common    278058-10    3,767,500    55,000                     Sole              55,000
------------------------------------------------------------------------------------------------------------------------------------
MORGAN J P & CO INC COM       Common    616880-10    2,245,000    50,000                     Sole              50,000
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NATL CY CORP                  Common    635405-10    3,343,750   125,000                     Sole             125,000
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MARSH & MC LENNAN CO'S INC    Common    571748-10    3,326,050    35,000                     Sole              35,000
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AMER GEN CORP COM             Common    026351-10    4,207,500   110,000                     Sole             110,000
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TECO ENERGY INC COM           Common    872375-10    2,996,000   100,000                     Sole             100,000
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VERIZON COMMUNICATIONS COM    Common    92343V-10    2,465,000    50,000                     Sole              50,000
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
    Name of Issuer            Title of   CUSIP        Value     Shares or  Share/  PUT/    Invest.    Other  Voting Authority Shares
                               Class                             Prin Amt   PRN    CALL   Discretion  Mgrs.  -----------------------
                                                                                                               Sole    Shared   None

------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.       Common    78387G-10    3,570,400    80,000                     Sole              80,000
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SYSCO CORP COM                Common    871829-10    2,651,000   100,000                     Sole             100,000
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH CO INC COM     Common    035229-10    2,985,450    65,000                     Sole              65,000
------------------------------------------------------------------------------------------------------------------------------------
MAYTAG CORP COM               Common    578592-10    3,225,000   100,000                     Sole             100,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCO INC                    Common    208251-30    4,215,000   150,000                     Sole             150,000
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EMERSON ELEC CO               Common    291011-10    2,790,000    45,000                     Sole              45,000
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UTD TECHNOLOGIES CORP COM     Common    913017-10    2,748,750    37,500                     Sole              37,500
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MEAD CORP                     Common    582834-10    2,509,000   100,000                     Sole             100,000
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PPG IND INC COM               Common    693506-10    3,456,750    75,000                     Sole              75,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTHTRUST CORP COM           Common    844730-10    3,431,250    75,000                     Sole              75,000
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GRAND TOTAL                                        133,949,025 3,137,500                                    3,137,500
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